CONTINGENT FORWARD CONTRACTS - Valuation Assumptions (Details)	Apr. 30, 2021 $ / shares USD ($)	Feb. 28, 2021 $ / shares USD ($)
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent forward contract liability, measurement input | $ / shares	13.79	13.79
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent forward contract liability, measurement input	100.00	100.00
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent forward contract liability, measurement input | $	0.11	0.01
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent forward contract liability, measurement input	0.03	0.03